RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 74,587,000	$ 26,543,000
Less: Amounts included in short-term restricted cash and short-term investments	74,162,000	23,432,000
Long-term restricted cash	425,000	3,111,000
Amount of restricted cash excluded due to financial covenants	50,000,000
Share Repurchase Forward Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	46,051,000	0
Collateral required under share repurchase agreement, percentage of total purchase price	20.00%
Bank Guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	25,000,000	0
Projects
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	3,111,000	26,543,000
Cash	23,400,000
Office Lease
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 425,000	$ 0